Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Going concern
Accumulated deficit	¥ 4,557,675		¥ 4,313,637		$ 660,801
Net current liabilities	90,826
Net loss	239,588	$ 34,737	1,202,997	¥ 221,375
Net cash provided by operating activities	126,983	18,410	60,618	324,995
Cash and cash equivalents	143,934		492,107		20,868
Equity method investments
Impairment losses	62,623
Impairment of Long-lived Assets other than goodwill
Impairment loss for non-current assets	¥ 7,642	$ 1,108	11,543
Value added taxes
Vat rate	6.00%	6.00%
Revenue
Revenue	¥ 245,948	$ 35,659	942,380	2,451,287
Employee Benefits
Employee social insurance benefits	15,607		39,173	29,488
Leases
Operating lease right-of-use assets	2,207				320
Retained earnings	¥ (4,557,675)		(4,313,637)		$ (660,801)
Weighted-average remaining lease term	2 years				2 years
Weighted-average discount rate	3.76%				3.76%
Right-of-use assets obtained under operating leases	¥ 2,207
Segment Reporting
Operating segments | segment	1	1
Statutory Reserves
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profits appropriated to the statutory surplus fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the statutory surplus fund	50.00%	50.00%
Appropriation to the general reserve fund	¥ 0		0	0
Appropriation to statutory surplus fund	0		0	879
Appropriation to the discretionary funds	0		0	0
Recent Accounting Pronouncements
Goodwill impairment	0		31,188
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Going concern
Accumulated deficit						¥ 0
Leases
Operating lease right-of-use assets						385
Retained earnings						¥ 0
Franchise Income
Revenue
Revenue	773		14,208	16,694
Parking space transaction services
Revenue
Revenue	¥ 0		¥ 0	¥ 184,322